Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Total revenue	$ 0	$ 17	$ 1,800	$ 2,192
Operating expenses:
Research and development	63,851	37,386	191,640	110,186
General and administrative	9,974	6,397	29,381	21,123
Total operating expenses	73,825	43,783	221,021	131,309
Loss from operations	(73,825)	(43,766)	(219,221)	(129,117)
Other income (expense):
Interest expense	(8,130)	(7,563)	(31,840)	(18,181)
Interest income	3,304	2,483	11,917	2,074
Other expense, net	(59)	(70)	(580)	1
Total other expense	(4,885)	(5,150)	(20,503)	(16,106)
Loss before provision for income taxes			(239,724)	(145,223)
Provision for income taxes	0	0	3	3
Loss from equity method investment			1,634	0
Net loss	$ (78,710)	$ (48,916)	$ (241,361)	$ (145,226)
Net loss per share, basic (in dollars per share)	$ (1.44)	$ (1.12)	$ (5.12)	$ (3.62)
Net loss per share, diluted (in dollars per share)	$ (1.44)	$ (1.12)	$ (5.12)	$ (3.62)
Weighted-average shares of common stock and pre-funded warrants outstanding, basic (in shares)	54,554	43,575	47,130	40,108
Weighted-average shares of common stock and pre-funded warrants outstanding, diluted (in shares)	54,554	43,575	47,130	40,108
License fee revenue
Revenue:
Total revenue	$ 0	$ 17	$ 1,800	$ 2,178
Grant revenue
Revenue:
Total revenue			$ 0	$ 14